Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	$ 475	$ 454	$ 235
Comprehensive income attributable to noncontrolling interests	132	80	36
Comprehensive income (loss) attributable to parent	343	374	199
CNH Industrial N.V. [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	343	374	199
Comprehensive income (loss) attributable to parent	343	374	199
Case New Holland Inc. [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	896	513	520
Comprehensive income (loss) attributable to parent	896	513	520
Guarantor Subsidiaries [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	1,807	1,223	922
Comprehensive income (loss) attributable to parent	1,807	1,223	922
All Other Subsidiaries [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	514	369	(82)
Comprehensive income attributable to noncontrolling interests	132	80	36
Comprehensive income (loss) attributable to parent	382	289	(118)
Eliminations [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	(3,085)	(2,025)	(1,324)
Comprehensive income (loss) attributable to parent	$ (3,085)	$ (2,025)	$ (1,324)